Form N-1A Supplement	Sep. 21, 2026
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED SEPTEMBER 21, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED SEPTEMBER 21, 2026

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2026

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2026, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

International Small-Cap Portfolio – At a meeting held on September 16, 2026, the Board of Trustees of the Trust, including a majority of the Independent Trustees, approved Wellington Management Company LLP (“Wellington”) to serve as the sub-adviser of the International Small-Cap Portfolio effective November 1, 2026, replacing FIAM LLC. The Board also approved an increased management fee waiver for the International Small-Cap Portfolio effective with the approval of Wellington.

In connection with this sub-adviser change, certain principal investment strategies of the International Small-Cap Portfolio will change as described below. In order to facilitate these changes, a portion of the holdings of the International Small-Cap Portfolio may be sold and new investments may be purchased in accordance with recommendations by Wellington. Pacific Life Fund Advisors LLC, the investment adviser to the International Small-Cap Portfolio, may begin this transitioning prior to November 1, 2026 utilizing the principal investment strategies described below.